CONTINGENCY AND COMMITMENTS (Narrative) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($) months	Jun. 30, 2012 CAD	Dec. 31, 2011 USD ($) months	Dec. 31, 2011 CAD
Contingency And Commitments 1				12,500
Contingency And Commitments 2			12,875
Contingency And Commitments 3				10,000
Contingency And Commitments 4			10,300
Contingency And Commitments 8			66	66
Contingency And Commitments 9				4,392
Contingency And Commitments 10			4,306
Contingency And Commitments 11			3.00%	3.00%
Contingency And Commitments 12			5.00%	5.00%
Contingency And Commitments 13			3.00%	3.00%
Contingency And Commitments 14			5.00%	5.00%
Contingency And Commitments 15			3.00%	3.00%
Contingency And Commitments 16			5.00%	5.00%
Contingency And Commitments 17			84,300
Contingency And Commitments 18			120,000
Contingency And Commitments 1		12,500
Contingency And Commitments 2	12,198	12,198
Contingency And Commitments 3		10,000
Contingency And Commitments 4	9,758	9,758
Contingency And Commitments 8	66	66
Contingency And Commitments 9		4,392
Contingency And Commitments 10	4,286	4,286
Contingency And Commitments 11	3.00%	3.00%
Contingency And Commitments 12	5.00%	5.00%
Contingency And Commitments 13	3.00%	3.00%
Contingency And Commitments 14	5.00%	5.00%
Contingency And Commitments 15	3.00%	3.00%
Contingency And Commitments 16	5.00%	5.00%
Contingency And Commitments 17	84,300
Contingency And Commitments 18	$ 120,000